Cash and Due From Banks, and Restricted Cash - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	₨ 902,006.6	$ 10,974.7	₨ 780,004.8